United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5536

                      (Investment Company Act File Number)


                                 Hibernia Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           Timothy S. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/05
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------








Item 1.           Schedule of Investments

Hibernia Capital Appreciation Fund
Portfolio of Investments
May 31, 2005 (unaudited)

         Shares                                                                                                  Value
                         Common Stocks--99.3%
                         Commercial Services--0.7%
         40,000          McGraw-Hill Cos., Inc.                                                          $     1,746,400
                         Communications--3.3%
         140,000         AT&T Corp.                                                                            2,630,600
         30,000          Clear Channel Communications, Inc.                                                     876,900
         62,800     (1)  NEXTEL Communications, Inc., Class A                                                  1,895,304
         120,000         Sprint Corp.                                                                          2,842,800
                         Total                                                                                 8,245,604
                         Consumer Durables--1.0%
         50,000          Harley Davidson, Inc.                                                                 2,451,500
                         Consumer Non-Durables--8.7%
         54,000          Altria Group, Inc.                                                                    3,625,560
         100,000         Avon Products, Inc.                                                                   3,974,000
         47,000     (1)  Coach, Inc.                                                                           1,364,880
         127,000         PepsiCo, Inc.                                                                         7,150,100
         55,000          Procter & Gamble Co.                                                                  3,033,250
         150,000         Tyson Foods, Inc., Class A                                                            2,769,000
                         Total                                                                                21,916,790
                         Consumer Services--4.8%
         184,000         Cendant Corp.                                                                         3,902,640
         50,000          McDonald's Corp.                                                                      1,547,000
         319,000    (1)  Time Warner, Inc.                                                                     5,550,600
         38,700          Walt Disney Co.                                                                       1,061,928
                         Total                                                                                12,062,168
                         Distribution Services--2.4%
         20,000          Grainger (W.W.), Inc.                                                                 1,087,800
         125,000         McKesson HBOC, Inc.                                                                   5,033,750
                         Total                                                                                 6,121,550
                         Electronic Technology--10.1%
         20,000          Amphenol Corp., Class A                                                                847,800
         224,720    (1)  Cisco Systems, Inc.                                                                   4,355,073
         107,900    (1)  Dell, Inc.                                                                            4,304,131
         85,386          Hewlett-Packard Co.                                                                   1,922,039
         201,432         Intel Corp.                                                                           5,424,564
         75,000     (1)  MEMC Electronic Materials                                                             1,027,500
         139,200         National Semiconductor Corp.                                                          2,800,704
         64,600          Northrop Grumman Corp.                                                                3,599,512
         30,000          Scientific-Atlanta, Inc.                                                               999,000
                         Total                                                                                25,280,323
                         Energy Minerals--6.9%
          9,800          Anadarko Petroleum Corp.                                                               741,860
         35,300          Apache Corp.                                                                          2,074,228
         40,000          ChevronTexaco Corp.                                                                   2,151,200
         54,500          ConocoPhillips                                                                        5,877,280
         114,500         Exxon Mobil Corp.                                                                     6,434,900
                         Total                                                                                17,279,468
                         Finance--20.0%
         55,000          Allstate Corp.                                                                        3,201,000
         155,000         Bank of America Corp.                                                                 7,179,600
         60,000          Bear Stearns Cos., Inc.                                                               5,942,400
         35,000          Citigroup, Inc.                                                                       1,648,850
         129,600         Countrywide Financial Corp.                                                           4,817,232
         29,400          Equity Office Properties Trust                                                         955,206
         65,000          Golden West Financial Corp.                                                           4,070,300
         27,500          Goldman Sachs Group, Inc.                                                             2,681,250
         70,000          J.P. Morgan Chase & Co.                                                               2,502,500
         30,000          Lehman Brothers Holdings, Inc.                                                        2,766,000
         39,200          MetLife, Inc.                                                                         1,748,320
         40,000          Prudential Financial, Inc.                                                            2,532,400
         206,100         UNUM Provident Corp.                                                                  3,783,996
         87,197          Wachovia Corp.                                                                        4,425,248
         48,780          Washington Mutual Bank FA                                                             2,014,614
                         Total                                                                                50,268,916
                         Health Services--1.9%
         60,000          Aetna, Inc.                                                                           4,680,600
                         Health Technology--9.4%
         48,800     (1)  Amgen, Inc.                                                                           3,053,904
         20,000     (1)  Barr Laboratories, Inc.                                                               1,016,400
         40,000     (1)  Eon Labs, Inc.                                                                        1,225,600
         129,800         Johnson & Johnson                                                                     8,709,580
         100,000         Merck & Co., Inc.                                                                     3,244,000
         103,700         Pfizer, Inc.                                                                          2,893,230
         45,000     (1)  Zimmer Holdings, Inc.                                                                 3,446,100
                         Total                                                                                23,588,814
                         Industrial Services--1.2%
         60,000     (1)   Transocean Sedco Forex, Inc.                                                         2,988,600
                         Non-Energy Minerals--1.2%
         35,000          Phelps Dodge Corp.                                                                    3,059,000
                         Process Industries--1.7%
         51,000          Air Products & Chemicals, Inc.                                                        3,071,730
         19,600          Sigma-Aldrich Corp.                                                                   1,174,236
                         Total                                                                                 4,245,966
                         Producer Manufacturing--6.1%
         58,400          3M Co.                                                                                4,476,360
         151,500         General Electric Co.                                                                  5,526,720
         26,550          Graco, Inc.                                                                            926,329
         29,400          PACCAR, Inc.                                                                          2,080,050
         30,200          Textron Inc.                                                                          2,334,158
                         Total                                                                                15,343,617
                         Retail Trade--7.2%
         94,000          Home Depot, Inc.                                                                      3,698,900
         73,600          SUPERVALU, Inc.                                                                       2,411,136
         45,000          Sherwin-Williams Co.                                                                  2,000,250
         325,500         TJX Cos., Inc.                                                                        7,463,715
         50,100          Target Corp.                                                                          2,690,370
                         Total                                                                                18,264,371
                         Technology Services--7.1%
         35,000     (1)  Cognizant Technology Solutions Corp.                                                  1,680,000
         35,000     (1)  Computer Sciences Corp.                                                               1,620,850
         50,000          IBM Corp.                                                                             3,777,500
         275,000         Microsoft Corp.                                                                       7,095,000
         159,800    (1)  Symantec Corp.                                                                        3,613,078
                         Total                                                                                17,786,428
                         Transportation--1.7%
         15,000          Burlington Northern Santa Fe Corp.                                                     741,300
         40,000          FedEx Corp.                                                                           3,576,800
                         Total                                                                                 4,318,100
                         Utilities--3.9%
         77,200          Exelon Corp.                                                                          3,616,820
         100,000         Questar Corp.                                                                         6,304,000
                         Total                                                                                 9,920,820
                         Total Common Stocks
                         (identified cost $177,510,417)                                                       249,569,035
                         Mutual Fund--0.5%
        1,249,000        Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)           1,249,000
                         Total Investments--99.8%
                         (identified cost $178,759,417) (2)                                                   250,818,035
                         other assets and liabilities -net--0.2%                                                 427,530
                         total net assets--100%                                                           $    251,245,565

(1)        Non-income producing security.
(2) At May 31, 2005, the cost of investments for federal tax purposes amounts to $178,759,417. The net unrealized appreciation of investments for federal tax purposes was $72,058,618. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $74,290,060 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,231,442.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005. Investment - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





Hibernia Cash Reserve Fund
Portfolio of Investments
May 31, 2005 (unaudited)

       Principal
        Amount
       or Shares                                                                                                 Value
                    (1) Commercial Paper --52.1%
                        Communications--1.8%
 $     2,325,000    (2) BellSouth Corp., 2.987%, 6/30/2005                                               $     2,319,419
                        Consumer Durables--2.0%
       2,500,000        Toyota Motor Credit Corp., 2.984%, 6/1/2005 - 6/10/2005                                2,499,627
                        Consumer Non-Durables--3.6%
       4,500,000        Anheuser-Busch Cos., Inc., 2.983%, 7/7/2005                                            4,486,680
                        Energy Minerals--2.0%
       2,484,000        ChevronTexaco Corp., 2.974%, 6/9/2005                                                  2,482,361
                        Finance--30.7%
       6,000,000        American Express Co., 3.136%, 7/25/2005                                                5,971,920
       3,000,000        American General Investment Corp., (Guaranteed by American General Corp.),
                        3.113%, 7/11/2005                                                                      2,989,667
       5,000,000        Beta Finance, Inc., 3.085%, 7/25/2005                                                  4,977,050
       3,500,000        CIESCO LP, 3.010%, 6/17/2005                                                           3,495,333
       6,000,000        General Electric Capital Corp., 3.022%, 6/13/2005                                      5,993,980
       6,000,000        GOVCO, Inc., 3.053%, 7/12/2005                                                         5,979,295
       4,600,000        Prudential Funding Corp., 2.972%, 7/12/2005                                            4,584,545
       4,500,000        USAA Capital Corp., 2.983%, 6/6/2005                                                   4,498,137
                        Total                                                                                 38,489,927
                        Health Technology--2.4%
       3,000,000        Abbott Laboratories, 2.962%, 6/1/2005                                                  3,000,000
                        Unassigned--9.6%
       6,000,000        Seven Eleven, Inc., 2.986%, 6/15/2005                                                  5,993,047
       6,000,000        Variable Funding Capital Corp., 3.067%, 7/8/2005                                       5,981,192
                        Total                                                                                 11,974,239
                        Total Commercial Paper                                                                65,252,253
                        (3) Government Agencies --29.7%
                        Finance--29.7%
      10,300,000        Federal Home Loan Bank System, 2.820%, 6/15/2005                                      10,288,704
       6,000,000        Federal Home Loan Bank System, 2.950%, 6/7/2005                                        5,997,050
       2,500,000        Federal Home Loan Mortgage Corp., 2.950%, 6/28/2005                                    2,494,469
       4,500,000        Federal Home Loan Mortgage Corp., 2.965%, 6/29/2005                                    4,489,622
       4,000,000        FNMA, 2,98%, 6/1/2005                                                                  4,000,000
       4,990,000        FNMA, 2.945%, 6/8/2005                                                                 4,987,143
       5,000,000        FNMA, 3.110%, 9/21/2005                                                                4,951,622
                        Total GOVERNMENT AGENCIES                                                             37,208,610
                        Mutual Funds--10.1%
       6,325,000        Fidelity Institutional Cash Portfolio                                                  6,325,000
       6,325,000        Fidelity Institutional Cash Treasury Money Market Fund                                 6,325,000
                        Total MUTUAL FUNDS                                                                    12,650,000
                        Repurchase Agreement--6.3%
 $     7,823,000        Repurchase agreement with Morgan Stanley & Co., Inc., 2.900%, dated
                        5/31/2005, to be repurchased at $7,823,630 on 6/1/2005, collateralized by a
                        U.S. Treasury Obligation with maturity of 8/15/2017, collateral market value
                        $7,984,411                                                                             7,823,000
                        Total investments --- 98.2% (4)
                        (AT AMORTIZED COST)                                                                   122,933,863
                        other assets and liabilities --- net --- 1.8%                                          2,313,912
                        Total net assets --- 100%                                                        $    125,247,775

(1)        Rate shown represents yield to maturity.
(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At May 31, 2005, these securities amounted to $2,319,419 which represents 1.8% of total net assets.
(3) These issues show the rate of discount at time of purchase. (4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation: The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

The following abbreviation is used in the portfolio:

FNMA                  --Federal National Mortgage Association



Hibernia Louisiana Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)

      Principal
      Amount or
      Shares                                                                               Credit
                                                                                           Rating              Value
                      (1)  municipals--98.7%
                           Guam--1.4%
  $     1,020,000          Guam Airport Authority, Revenue Bonds (Series A), 5.25%,
                           10/1/2014                                                           AAA       $     1,142,135
                           Louisiana--97.3%
        1,000,000          Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019        AAA             1,054,910
         500,000           Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC
                           INS)/(Original Issue Yield: 5.35%), 11/1/2014                       AAA              524,635
        1,000,000          Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA INS),
                           11/1/2019                                                           AAA             1,060,590
        1,000,000          East Baton Rouge Parish, LA, LT GO, 4.25% (FSA
                           INS)/(Original Issue Yield: 4.39%), 5/1/2018                        AAA             1,023,980
         750,000           East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00%
                           (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013                  AAA              796,575
        1,500,000          East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40%
                           (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018                  AAA             1,547,655
         205,000           East Baton Rouge, LA, Mortgage Finance Authority, SFM
                           Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL),
                           10/1/2025                                                           NR               205,576
          30,000           East Baton Rouge, LA, Mortgage Finance Authority, SFM
                           Revenue Refunding Bonds (Series C), 7.00%, 4/1/2032                 NR               30,041
         270,000           Ernest N Morial-New Orleans, LA, Exhibit Hall Authority,
                           (Series C), 5.50% (MBIA Insurance Corp. INS)/(Original
                           Issue Yield: 5.58%), 7/15/2018                                      AAA              279,920
         125,000           Ernest N Morial-New Orleans, LA, Exhibit Hall Authority,
                           Special Tax, 5.60% (MBIA Insurance Corp. INS)/(Original
                           Issue Yield: 5.65%), 7/15/2025                                                       129,989
         200,000           Ernest N Morial-New Orleans, LA, Exhibit Hall Authority,
                           Special Tax, 5.60% (MBIA Insurance Corp. INS)/(Original
                           Issue Yield: 5.65%), 7/15/2025                                                       207,082
        1,300,000          Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024                       AA              1,436,708
        1,315,000          Jefferson Parish, LA, Home Mortgage Authority, Refunding
                           Revenue Bonds (Series A), 6.15% (FNMA and GNMA COLs),
                           6/1/2028                                                            AAA             1,367,074
         500,000           Jefferson Parish, LA, Home Mortgage Authority, Revenue
                           Bonds, 5.85% (FNMA COL)/(GNMA LOC), 12/1/2028                       AAA              537,250
         700,000           Jefferson Parish, LA, School Board, GO UT, 5.10% accrual
                           (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010                   AAA              596,610
        1,340,000          Jefferson Parish, LA, School Board, Revenue Bonds (AMBAC
                           INS), 2/1/2010                                                      AAA             1,375,765
         680,000           Jefferson, LA, Sales Tax District Special Sales Tax Revenue
                           (Series B), 5.75% (AMBAC INS)/(Original Issue Yield:
                           5.20%), 12/1/2014                                                   AAA              786,468
         500,000           Lafayette Parish, LA, School Board, Refunding Revenue
                           Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.85%),
                           4/1/2013                                                            AAA              521,185
        1,500,000          Lafayette, LA, Public Improvement Sales Tax (Series A),
                           5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025           AAA             1,647,675
        1,305,000          Lafayette, LA, Public Power Authority (Series A), 5.00%
                           (AMBAC INS)/
                           (Original Issue Yield: 2.47%), 11/1/2008                            AAA             1,392,096
          10,000           Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%,
                           12/1/2026                                                           NR               10,098
         220,000           Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.85%
                           (GNMA Collateralized Home Mortgage Program COL), 12/1/2012          NR               224,081
         150,000           Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.95%
                           (GNMA Collateralized Home Mortgage Program COL), 12/1/2013          NR               152,757
         135,000           Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.05%
                           (GNMA Collateralized Home Mortgage Program COL), 12/1/2014          NR               137,164
         185,000           Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.20%
                           (GNMA Collateralized Home Mortgage Program COL), 12/1/2016          NR               187,170
         310,000           Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.30%
                           (GNMA Collateralized Home Mortgage Program COL), 12/1/2017          NR               314,594
        1,000,000          Louisiana Local Government Environmental Facilities
                           Community Development Authority, (Series A) Revenue Bonds,
                           5.20% (Original Issue Yield: 5.30%), 6/1/2031                                       1,076,700
        1,835,000          Louisiana Local Government Environmental Facilities
                           Community Development Authority, 5.50% (MBIA Global Funding
                           LLC LOC), 12/1/2012                                                 AAA             2,083,275
        1,500,000          Louisiana Local Government Environmental Facilities
                           Community Development Authority, Refunding Revenue Bonds,
                           5.00% (MBIA Insurance Corp. INS), 12/1/2032                         AAA             1,572,090
        1,500,000          Louisiana Local Government Environmental Facilities
                           Community Development Authority, Revenue Bonds, 5.25%
                           (AMBAC INS), 12/1/2018                                              AAA             1,699,995
         215,000           Louisiana PFA Hospital Revenue, Refunding Revenue Bonds,
                           5.00% (Louisiana Health System Corporate Project)/(FSA
                           INS)/(Original Issue Yield: 5.10%), 10/1/2013                       AAA              230,897
        1,000,000          Louisiana PFA Hospital Revenue, Revenue Bonds, 5.00%
                           (Franciscan Missionaries of Our Lady Health System)/(MBIA
                           Insurance Corp. INS)/
                           (Original Issue Yield: 5.24%), 7/1/2019                             AAA             1,051,090
        1,045,000          Louisiana PFA (Series A), Refunding Revenue Bonds, 5.125%
                           (Tulane University, LA)/(Original Issue Yield: 5.25%),
                           7/1/2027                                                            AAA             1,110,762
        1,000,000          Louisiana PFA (Series A-2), 5.125% (Original Issue Yield:
                           5.24%), 11/15/2017                                                  AAA             1,063,470
         750,000           Louisiana PFA, 4.50%, 10/15/2010                                    AAA              798,435
        1,500,000          Louisiana PFA, FHA Insured Mortgage Revenue Bonds, 5.25%
                           (Baton Rouge General Medical Center), 7/1/2033                      AAA             1,600,350
        1,000,000          Louisiana PFA, Refunding Revenue Bonds (Series A), 5.00%
                           (Tulane University, LA)/(AMBAC INS)/(Original Issue Yield:
                           5.15%), 7/1/2022                                                    AAA             1,063,660
        1,000,000          Louisiana PFA, Revenue Bonds, 5.00% (FSA INS)/(Original
                           Issue Yield: 5.38%), 8/1/2017                                       AAA             1,070,110
        1,500,000          Louisiana PFA, Revenue Bonds, 5.25% (Xavier University of
                           LA Project)/
                           (MBIA Insurance Corp. INS), 9/1/2027                                AAA             1,585,905
         500,000           Louisiana PFA, Revenue Bonds, 5.10% (Tulane University,
                           LA)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                           5.27%), 11/15/2021                                                  AAA              529,550
        1,890,000          Louisiana PFA, Refunding Revenue Bonds (Series A), 6.75%
                           (Bethany Home Project)/(FHA GTD), 8/1/2025                          AAA             1,892,117
        1,000,000          Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC
                           INS)/(Original Issue Yield: 5.45%), 2/1/2013                        NR              1,004,300
        1,945,000          Louisiana Stadium and Expo District, (Series B), 4.75%
                           (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021                  AAA             2,025,153
        1,500,000          Louisiana Stadium and Expo District, Revenue Bonds, 5.75%
                           (FGIC INS)/
                           (Original Issue Yield: 5.85%), 7/1/2026                             AAA             1,575,390
        1,000,000          Louisiana State Office Facilities, Refunding Revenue Bonds,
                           4.70% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                           4.79%), 11/1/2022                                                   AAA             1,033,890
        1,000,000          Louisiana State Office Facilities, Refunding Revenue Bonds,
                           4.75% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                           4.88%), 11/1/2023                                                   AAA             1,035,390
         500,000           Louisiana State Office Facilities, Revenue Bonds, 5.375%
                           (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.43%),
                           3/1/2019                                                            AAA              541,170
        1,250,000          Louisiana State University and Agricultural and Mechanical
                           College, University & College Improvement Refunding Revenue
                           Bonds, 5.00% (University of New Orleans Project)/(AMBAC
                           INS), 10/1/2030                                                                     1,317,362
        1,500,000          Louisiana State, (Series A), 5.00% (FGIC INS)/(Original
                           Issue Yield: 5.23%), 11/15/2015                                     AAA             1,640,040
        1,000,000          Louisiana State (Series A), 5.00% (FGIC INS)/(Original
                           Issue Yield: 5.42%), 11/15/2019                                     AAA             1,093,360
        1,000,000          Louisiana State, GO UT (Series B), 5.00% (FSA
                           INS)/(Original Issue Yield: 5.17%), 4/15/2018                       AAA             1,066,420
        2,000,000          Louisiana State, GO UT (Series A), 5.00% (AMBAC INS),
                           10/15/2012                                                          AAA             2,214,200
        1,370,000          Monroe, LA, Sales & Use Tax, Revenue Bonds (Series A),
                           4.70% (FGIC INS), 7/1/2021                                          AAA             1,432,088
         250,000           New Orleans, LA, Aviation Board, Refunding Revenue Bonds,
                           6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019             AAA              253,090
         980,000           New Orleans, LA, Home Mortgage Authority, Special
                           Obligation Revenue Bonds, 6.25% (United States Treasury
                           COL)/(Original Issue Yield: 6.518%), 1/15/2011                      NR              1,115,505
          50,000           New Orleans, LA, Housing Development Corp., Multifamily
                           Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA
                           COL)/(Original Issue Yield: 7.50%), 8/1/2005                        AAA              50,144
        2,000,000          New Orleans, LA, GO UT, 5.125% (MBIA Insurance Corp.
                           INS)/(Original Issue Yield: 5.29%), 9/1/2021                        AAA             2,158,540
        1,900,000          New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC
                           INS)/(Original Issue Yield: 6.30%), 10/1/2021                       AAA             1,939,786
        4,750,000          New Orleans, LA, GO UT Capital Appreciation Bonds, 0.01%
                           (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013                 AAA             3,464,222
         980,000           New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC
                           INS)/(Original Issue Yield: 6.00%), 10/1/2011                       AAA              999,561
        1,145,000          Orleans, LA, Levee District, Refunding Revenue Bonds
                           (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%),
                           11/1/2014                                                           AAA             1,196,743
         790,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%),
                           3/1/2020                                                            AAA              883,544
         780,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%),
                           3/1/2021                                                            AAA              872,360
        1,020,000          Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%),
                           3/1/2024                                                            AAA             1,140,778
          80,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 3.00% (MBIA Insurance Corp. INS),
                           3/1/2006                                                            AAA              80,111
          85,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 3.00% (MBIA Insurance Corp. INS),
                           3/1/2007                                                            AAA              85,167
          85,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 3.25% (MBIA Insurance Corp. INS),
                           3/1/2008                                                            AAA              85,716
          90,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 3.25% (MBIA Insurance Corp. INS),
                           3/1/2009                                                            AAA              90,751
         575,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS),
                           3/1/2011                                                            AAA              598,011
         705,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp.
                           INS)/(Original Issue Yield: 4.06%), 3/1/2015                        AAA              724,359
         535,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp.
                           INS)/(Original Issue Yield: 4.15%), 3/1/2016                        AAA              543,844
          95,000           Ouachita Parish, LA, East Ouachita Parish School District,
                           GO UT, 3.50% (MBIA Insurance Corp. INS), 3/1/2010                   AAA              96,516
        1,000,000          Rapides Parish, LA, Consolidated School District No. 62, GO
                           UT (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018        AAA             1,054,930
        2,500,000          Rapides Parish, LA, Industrial Development, Refunding
                           Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield:
                           5.95%), 9/1/2029                                                    AAA             2,784,000
        1,000,000          Shreveport, LA, GO UT  Public Improvement Bonds, 5.00%,
                           3/1/2017                                                            AAA             1,055,660
         870,000           Shreveport, LA, GO UT (Series A), 4.00% (Original Issue
                           Yield: 4.03%), 11/1/2012                                            AAA              897,257
         750,000           Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS),
                           1/1/2028                                                            AAA              782,048
         500,000           Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS),
                           1/1/2024                                                            AAA              526,925
         815,000           Shreveport, LA, Water & Sewer (Series C), 4.00% (FGIC
                           INS)/(Original Issue Yield: 3.80%), 6/1/2014                        AAA              844,829
        1,000,000          St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds,
                           7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue
                           Yield: 7.04%), 12/1/2022                                            AAA             1,003,270
         500,000           St. Tammany Parish, LA, Wide School District No. 12, GO UT,
                           5.375% (FSA INS), 3/1/2013                                          AAA              509,485
                           Total                                                                              77,791,969
                           Total municipals
                           (identified cost $74,000,213)                                                      78,934,104
                           Mutual Fund--0.2%
         162,929      (2)  Tax-Free Obligations Fund, IS Shares  (at net asset value)                           162,929
                           Total Investments--98.9%
                           (identified cost $74,163,142) (3)                                                  79,097,033
                           OTHER ASSETS AND LIABILITIES -NET -1.1%                                              886,658
                           TOTAL NET ASSETS -100%                                                        $    79,983,691


(1)        Securities that are subject to the federal alternative minimum tax (AMT) represent 5.3% of the Fund's portfolio calculated based upon total portfolio market value.
(2)        Affiliated company.
(3)        At May 31, 2005, the cost of investments for federal tax purposes amounts to $74,111,087. The net unrealized appreciation of investments for federal tax purposes was $4,985,946. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,025,184 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,238.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation : Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
FGIC              --Financial Guaranty Insurance Company
FHA               --Federal Housing Administration
FNMA              --Federal National Mortgage Association
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
IDB               --Industrial Development Bond
INS               --Insured
LOC               --Letter of Credit
LT                --Limited Tax
PFA               --Public Facilities Authority
SFM               --Single Family Mortgage
UT                --Unlimited Tax



Hibernia Mid-Cap Equity Fund
Portfolio of Investments
May 31, 2005 (unaudited)

         Shares                                                                                                  Value
                         Common Stocks--97.5%
                         Commercial Services--6.2%
         27,700          Banta Corp.                                                                      $    1,216,584
         48,100          Brinks Co. (The)                                                                      1,501,201
         60,200      (1) Copart, Inc.                                                                          1,492,358
         14,390      (1) Dun & Bradstreet Corp.                                                                 884,122
         42,100          Ikon Office Solutions, Inc.                                                            407,949
         46,200          SEI Investments, Co.                                                                  1,605,912
                         Total                                                                                 7,108,126
                         Communications--0.7%
          6,180          CenturyTel, Inc.                                                                       202,642
          7,920          Telephone and Data System, Inc.                                                        306,900
          7,920          Telephone and Data System, Inc.                                                        300,960
                         Total                                                                                  810,502
                         Consumer Durables--5.2%
         112,133     (1) Activision, Inc.                                                                      1,767,216
         12,000          Centex Corp.                                                                           785,760
         22,333          D. R. Horton, Inc.                                                                     772,052
         12,380          Lennar Corp., Class A                                                                  718,164
         37,600          Polaris Industries, Inc., Class A                                                     1,972,872
                         Total                                                                                 6,016,064
                         Consumer Non-Durables--5.4%
         36,100          American Greetings Corp., Class A                                                      937,878
         23,950          Blyth Industries, Inc.                                                                 678,743
         32,200      (1) Coach, Inc.                                                                            935,088
         32,200      (1) Constellation Brands, Inc., Class A                                                    895,482
         30,900          Hormel Foods Corp.                                                                     915,258
         62,300          PepsiAmericas, Inc.                                                                   1,508,906
         19,860          Tyson Foods, Inc., Class A                                                             366,616
                         Total                                                                                 6,237,971
                         Consumer Services--3.0%
          4,100          Choice Hotels International, Inc.                                                      268,960
         39,980          Gtech Holdings Corp.                                                                  1,129,035
         22,960      (1) Pixar, Inc.                                                                           1,210,681
         33,860          Ruby Tuesday, Inc.                                                                     856,320
                         Total                                                                                 3,464,996
                         Distribution Services--1.4%
         17,260      (1) Avnet, Inc.                                                                            361,079
          6,480          CDW Corp.                                                                              377,006
         53,700      (1) Ingram Micro, Inc., Class A                                                            848,997
                         Total                                                                                 1,587,082
                         Electronic Technology--7.4%
         16,900      (1) Altera Corp.                                                                           375,011
         78,800      (1) Cree, Inc.                                                                            2,367,152
         27,060          Harris Corp.                                                                           777,704
         11,880          Imation Corp.                                                                          448,589
         18,060      (1) Jabil Circuit, Inc.                                                                    527,894
         33,180      (1) MEMC Electronic Materials                                                              454,566
         20,280          Microchip Technology, Inc.                                                             601,099
         22,900          Plantronics, Inc.                                                                      788,218
          7,600          Precision Castparts Corp.                                                              590,748
         28,690      (1) Storage Technology Corp.                                                               926,113
         10,000          United Defense Industries, Inc.                                                        745,100
                         Total                                                                                 8,602,194
                         Energy Minerals--3.2%
         41,000      (1) Newfield Exploration Co.                                                              1,576,450
         30,400          Valero Energy Corp.                                                                   2,086,048
                         Total                                                                                 3,662,498
                         Finance--17.9%
         15,400          AmerUs Group Co.                                                                       732,886
         46,400          American Capital Strategies Ltd.                                                      1,624,928
         18,123          Amsouth Bancorporation                                                                 483,159
         48,300          Astoria Financial Corp.                                                               1,330,182
         32,200          Bank of Hawaii Corp.                                                                  1,569,106
          9,080          City National Corp.                                                                    644,952
         13,910          Downey Financial Corp.                                                                1,043,528
         15,400          Edwards(AG), Inc.                                                                      636,174
          9,750          Everest Re Group Ltd.                                                                  872,528
         28,998          Fidelity National Financial, Inc.                                                     1,043,638
         35,500          First American Financial Corp.                                                        1,373,850
         151,500         HRPT Properties Trust                                                                 1,792,245
         43,000          Hospitality Properties Trust                                                          1,888,560
         41,100          IndyMac Bancorp, Inc.                                                                 1,691,265
         23,700          Ohio Casualty Corp.                                                                    566,430
         23,380          PMI Group, Inc.                                                                        883,764
         18,930          Radian Group, Inc.                                                                     868,508
          5,100          Reinsurance Group of America                                                           233,325
         24,000          Ryder Systems, Inc.                                                                    881,760
         19,500          TCF Financial Corp.                                                                    504,660
                         Total                                                                                20,665,448
                         Health Services--5.4%
         56,900      (1) Humana, Inc.                                                                          2,068,884
         21,600      (1) PacifiCare Health Systems, Inc.                                                       1,357,128
         15,600      (1) Triad Hospitals, Inc.                                                                  791,232
         10,040          Universal Health Services, Inc., Class B                                               586,637
         24,000      (1) WellChoice, Inc.                                                                      1,370,400
                         Total                                                                                 6,174,281
                         Health Technology--6.4%
         28,262      (1)  Advanced Medical Optics, Inc.                                                        1,091,211
         31,800          Applera Corp.                                                                          680,838
          8,200      (1) Barr Laboratories, Inc.                                                                416,724
         16,100      (1) Charles River Laboratories International, Inc.                                         774,249
          9,860          Hillenbrand Industries, Inc.                                                           497,536
         19,200      (1) Invitrogen Corp.                                                                      1,523,136
         19,720          Mylan Laboratories, Inc.                                                               325,380
         48,100          Perrigo Co.                                                                            747,474
          9,300      (1) Techne Corp.                                                                           433,380
         25,300      (1) Varian Medical Systems, Inc.                                                           951,533
                         Total                                                                                 7,441,461
                         Industrial Services--3.8%
         18,050          BJ Services Co.                                                                        908,818
         10,410          Granite Construction, Inc.                                                             244,115
         24,230          Helmerich & Payne, Inc.                                                               1,004,818
         18,231      (1) National-Oilwell, Inc.                                                                 820,395
         45,500          Western Gas Resources, Inc.                                                           1,459,185
                         Total                                                                                 4,437,331
                         Non-Energy Minerals--4.0%
         15,400          Florida Rock Industries, Inc.                                                         1,007,930
         12,000          Georgia-Pacific Corp.                                                                  397,680
         27,600          Lafarge North America, Inc.                                                           1,666,212
         15,400          Louisiana-Pacific Corp.                                                                387,772
         22,800          Nucor Corp.                                                                           1,207,488
                         Total                                                                                 4,667,082
                         Process Industries--2.4%
          4,920          Air Products & Chemicals, Inc.                                                         296,332
         15,600          Cabot Corp.                                                                            452,400
         21,440          Cytec Industries, Inc.                                                                 893,190
         20,500          Monsanto Co.                                                                          1,168,500
                         Total                                                                                 2,810,422
                         Producer Manufacturing--4.2%
         31,960          AMETEK, Inc.                                                                          1,221,831
         21,400          Cummins, Inc.                                                                         1,454,130
          9,270      (1) Energizer Holdings, Inc.                                                               582,898
          9,800          HNI Corp.                                                                              505,582
          9,860          Johnson Controls, Inc.                                                                 558,668
         14,300          Lear Corp.                                                                             539,110
                         Total                                                                                 4,862,219
                         Retail Trade--8.7%
         33,410          Abercrombie & Fitch Co., Class A                                                      1,915,395
         61,600      (1) Aeropostale, Inc.                                                                     1,678,600
         61,600          Circuit City Stores, Inc.                                                             1,009,624
         72,100          Claire's Stores, Inc.                                                                 1,700,118
         32,200      (1) Pacific Sunwear of California                                                          676,200
         61,600      (1) Rent-A-Center, Inc.                                                                   1,457,456
         42,390          Ross Stores, Inc.                                                                     1,194,550
         17,670          Ruddick Corp.                                                                          424,610
                         Total                                                                                10,056,553
                         Technology Services--2.7%
         10,040      (1) Affiliated Computer Services, Inc., Class A                                            519,369
          9,400      (1) Autodesk, Inc.                                                                         372,052
         24,100      (1) CSG Systems International, Inc.                                                        458,382
         18,160      (1) Intuit, Inc.                                                                           784,875
         27,330      (1) SunGard Data Systems, Inc.                                                             948,624
                         Total                                                                                 3,083,302
                         Transportation--3.6%
          9,080          CNF Transportation, Inc.                                                               404,514
         59,200          OMI Corp.                                                                             1,144,928
         15,400          Overseas Shipholding Group, Inc.                                                       940,940
         47,300          Tidewater, Inc.                                                                       1,636,580
                         Total                                                                                 4,126,962
                         Utilities--5.9%
         22,410          Energy East Corp.                                                                      627,480
         56,900          MDU Resources Group, Inc.                                                             1,638,151
          5,100          NICOR, Inc.                                                                            201,450
         11,934          NSTAR                                                                                  698,616
         51,400          National Fuel Gas Co.                                                                 1,439,200
         19,575          PNM Resources, Inc.                                                                    570,416
         25,080          Questar Corp.                                                                         1,581,043
                         Total                                                                                 6,756,356
                         Total Common Stocks
                         (identified cost $89,970,424)                                                        112,570,850
                         Mutual Fund--2.1%
        2,465,900        Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)           2,465,900
                         Total Investments--99.6%
                         (IDENTIFIED COST $92,436,324)(2)                                                     115,036,750
                         other assets and liabilities -net -0.4%                                                499,682
                         total net assets -100%                                                           $   115,536,432

(1)        Non-income producing security.
(2) At May 31, 2005, the cost of investments for federal tax purposes amounts to $92,436,324. The net unrealized appreciation of investments for federal tax purposes was $22,600,426. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,169,820 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,569,394.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




Hibernia Total Return Bond Fund
Portfolio of Investments
May 31, 2005 (unaudited)

       Principal
        Amount
       or Shares                                                                                                 Value
                        Corporate Bonds--27.6%
                        Consumer Cyclical - Automotive - 3.8%
  $    2,000,000        DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                    $    2,129,240
                        Consumer Durables--2.7%
       1,500,000        Ford Motor Co., Note, 7.25%, 10/1/2008                                                 1,471,200
                        Consumer Non-Durables--4.6%
       2,000,000        Anheuser-Busch Cos., Inc., 5.00%, 1/15/2015                                            2,069,000
        500,000         PepsiCo, Inc., Note, 3.20%, 5/15/2007                                                   493,670
                        Total                                                                                  2,562,670
                        Energy Minerals--1.8%
       1,500,000        ChevronTexaco Corp., Note, 3.50%, 9/17/2007                                             993,460
                        Finance--8.1%
       1,000,000        Aflac, Inc., 6.50%, 4/15/2009                                                          1,073,570
        750,000         CIT Group, Inc., Deb., 5.875%, 10/15/2008                                               785,790
       1,000,000        Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008                                          1,062,950
       1,500,000        UBS AG, Sub. Note, 7.25%, 9/1/2006                                                     1,563,015
                        Total                                                                                  4,485,325
                        Financial Institution - Banking--2.8%
       1,500,000        Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007                                1,540,515
                        Retail Trade--1.9%
       1,000,000        Dayton-Hudson Corp., Note, 7.50%, 7/15/2006                                            1,040,670
                        Technology Services--1.9%
       1,000,000        First Data Corp., Note, 5.80%, 12/15/2008                                              1,054,510
                        Total Corporate Bonds (IDENTIFIED COST $14,761,322)                                    15,277,590
                        Government Agencies--37.6%
                        Federal Home Loan Bank System--7.8%
        550,000         7.01%, 6/14/2006                                                                        568,953
        750,000         Bond, 3.57%, 2/15/2007                                                                  746,003
       2,000,000        Bond, 5.65%, 4/13/2015                                                                 2,023,740
       1,000,000        Bond, Series 1, 3.60%, 2/22/2007                                                        995,000
                        Total                                                                                  4,333,696
                        Federal Home Loan Mortgage Corporation--10.1%
       2,000,000        3.250%, 10/18/2005                                                                     1,975,052
       2,000,000        Unsecd. Note, 6.75%, 9/15/2029                                                         2,587,160
       1,000,000        Unsecd. Note, Series MTN, 4.30%, 12/28/2009                                             995,040
                        Total                                                                                  5,557,252
                        Federal National Mortgage Association--19.7%
        800,000         Bond, 6.625%, 11/15/2030                                                               1,019,120
       1,000,000        Note, 4.00%, 8/8/2008                                                                   995,730
       2,000,000        Note, 5.625%, 4/6/2015                                                                 2,021,280
       1,500,000        Note, 6.00%, 12/15/2005                                                                1,520,025
       2,000,000        Unsecd. Note, 3.60%, 12/21/2007                                                        1,978,800
       2,200,000        Unsecd. Note, 7.00%, 7/15/2005                                                         2,209,900
       1,000,000        Unsecd. Note, 7.125%, 6/15/2010                                                        1,138,140
                        Total                                                                                  10,882,995
                        Total Government Agencies (IDENTIFIED COST $19,890,633)                                20,773,943
                        Mortgage Backed Securities--15.1%
                        (1) Federal Home Loan Mortgage Corporation 15 Year--4.2%
        754,162         Pool E98632, 5.00%, 8/1/2018                                                            763,355
       1,572,522        Pool G11536, 4.50%, 4/1/2014                                                           1,579,897
                        Total                                                                                  2,343,252
                        Federal Home Loan Mortgage Corporation 30 Year--3.0%
       1,610,253        Pool G08003, 6.00%, 7/1/2034                                                           1,655,035
                        Federal National Mortgage Association 20 Year--1.7%
        923,856         Pool 254739, 6.00%, 4/1/2023                                                            955,036
                        (1) Federal National Mortgage Association 30 Year--0.0%
         2,379          Pool 76204, 11.00%, 6/1/2019                                                             2,589
         3,074          Pool 85131, 11.00%, 5/1/2017                                                             3,403
                        Total                                                                                    5,992
                        (1) Government National Mortgage Association 15 Year--0.4%
        181,870         Pool 420153, 7.00%, 9/15/2010                                                           189,343
                        (1) Government National Mortgage Association 30 Year--5.8%
        16,057          Pool 147875, 10.00%, 3/15/2016                                                           17,703
        35,965          Pool 168511, 8.00%, 7/15/2016                                                            38,837
         2,406          Pool 174673, 8.00%, 8/15/2016                                                            2,592
         9,119          Pool 177145, 8.00%, 1/15/2017                                                            9,875
          350           Pool 188080, 8.00%, 9/15/2018                                                             379
         6,667          Pool 212660, 8.00%, 4/15/2017                                                            7,180
        22,988          Pool 216950, 8.00%, 6/15/2017                                                            24,895
         4,117          Pool 217533, 8.00%, 5/15/2017                                                            4,417
         5,545          Pool 225725, 10.00%, 9/15/2020                                                           6,120
         3,242          Pool 227430, 9.00%, 8/15/2019                                                            3,557
         2,535          Pool 253449, 10.00%, 10/15/2018                                                          2,805
        10,654          Pool 279619, 10.00%, 9/15/2019                                                           11,822
         5,996          Pool 287853, 9.00%, 4/15/2020                                                            6,596
         3,651          Pool 288967, 9.00%, 4/15/2020                                                            4,016
         1,986          Pool 289082, 9.00%, 4/15/2020                                                            2,146
         7,870          Pool 291100, 9.00%, 5/15/2020                                                            8,646
        22,884          Pool 302101, 7.00%, 6/15/2024                                                            24,364
        42,545          Pool 345031, 7.00%, 10/15/2023                                                           45,336
        44,707          Pool 345090, 7.00%, 11/15/2023                                                           47,557
        28,253          Pool 360772, 7.00%, 2/15/2024                                                            30,107
        18,511          Pool 404653, 7.00%, 9/15/2025                                                            19,662
        35,963          Pool 408884, 7.00%, 9/15/2025                                                            38,199
        26,271          Pool 410108, 7.00%, 9/15/2025                                                            27,905
        16,604          Pool 410786, 7.00%, 9/15/2025                                                            17,621
        128,249         Pool 415427, 7.50%, 8/15/2025                                                           137,667
        22,587          Pool 415865, 7.00%, 9/15/2025                                                            23,971
        93,269          Pool 418781, 7.00%, 9/15/2025                                                            99,127
        61,857          Pool 420157, 7.00%, 10/15/2025                                                           65,859
        308,938         Pool 532641, 7.00%, 12/15/2030                                                          327,475
       1,755,245        Pool 615486, 5.50%, 7/15/2034                                                          1,793,650
        330,814         Pool 780717, 7.00%, 2/15/2028                                                           351,801
                        Total                                                                                  3,201,887
                        Total Mortgage Backed Securities (IDENTIFIED COST $8,297,447)                          8,350,545
                        Municipals--7.5%
       1,175,000        Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010                        1,263,184
       2,000,000        New Orleans, LA Aviation Board, Revenue Bonds, 7.10% Bonds (AMBAC INS),
                        10/1/2027                                                                              2,123,920
        360,000         Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% Bonds (MBIA
                        Insurance Corp. INS), 12/1/2006                                                         371,149
        350,000         Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% Bonds (MBIA
                        Insurance Corp. INS), 12/1/2007                                                         367,461
                        Total Municipals (IDENTIFIED COST $3,870,180)                                          4,125,714
                        Mutual Fund--2.1%
       1,177,000        Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)            1,177,000
                        Repurchase Agreement--9.1%
  $    5,000,000        Repurchase agreement with Goldman Sachs, 2.87%, dated 5/31/2005, to be repurchased at $5,000,399 on 6/1/2005, collateralized by a U.S. Treasury
                        Obligation  with a maturity of 2/15/2029, collateral market value $5,101,763
                        (at amortized cost)                                                                    5,000,000
                        Total Investments--99.0%
                        (IDENTIFIED COST $52,996,582)(2)                                                       54,704,792
                        Other assets and liabilities--net--1.0%                                                   554,403
                        Total Net assets--100%                                                             $    55,259,195

(1) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2) At May 31, 2005 the cost of investments for federal tax purposes amounts to $53,085,917. The net unrealized appreciation of investments for federal tax purposes was $1,618,875. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,839,307 and net unrealized depreciation from investments for those securites having an excess of cost over value of $220,432.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
FSA               -- Financial Security Assurance
GO                --General Obligation
INS               --Insured
MTN               --Medium Term Note
UT                --Unlimited Tax


Investment Valuation
U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investments companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





Hibernia U.S. Government Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)

        Principal
          Amount
        or Shares                                                                                                Value
                          Long-term obligation--96.3%
                          Corporate Bonds--15.3%
  $     2,000,000         Boeing Capital Corp., 6.350%, 11/15/2007                                       $     2,104,700
        2,000,000         Computer Sciences Corp., 7.375%, 6/15/2011                                           2,269,000
        1,500,000         GE Global Insurance, 7.500%, 6/15/2010                                               1,659,135
        2,500,000         General Electric Capital Corp., 2.850%, 1/30/2006                                    2,488,200
        1,000,000         Ingersoll-Rand Co., 6.250%, 5/15/2006                                                1,022,370
        1,000,000         J.P. Morgan Chase & Co., 5.250%, 5/1/2015                                            1,034,910
         500,000          Wal-Mart Stores, Inc., 4.150%, 6/15/2005                                              500,390
                          Total Corporate Bonds                                                               11,078,705
                          Government Agencies--29.8%
                          Federal Farm Credit System--2.8%
        2,000,000         4.450%, 8/27/2010                                                                    2,033,280
                          Federal Home Loan Bank System--9.7%
        2,000,000         3.625%, 2/15/2008                                                                    1,988,660
        2,000,000         4.125%, 4/28/2009                                                                    1,988,000
        2,000,000         5.980%, 6/18/2008                                                                    2,120,320
         850,000          7.010%, 6/14/2006                                                                     879,291
                          Total                                                                                6,976,271
                          Federal Home Loan Mortgage Corporation--2.1%
        1,500,000         5.825%, 2/9/2006                                                                     1,522,545
                          Federal National Mortgage Association--15.2%
        2,100,000         Floating Rate Note, 3.250%, 6/6/2008                                                 2,056,761
        2,500,000         2.875%, 5/19/2008                                                                    2,390,475
        2,000,000         3.250%, 2/15/2009                                                                    1,957,120
        2,000,000         4.000%, 3/10/2008                                                                    1,992,980
        1,000,000         5.750%, 6/15/2005                                                                    1,000,970
        1,000,000         6.000%, 5/15/2008                                                                    1,058,730
         465,000          6.460%, 6/29/2012                                                                     528,291
                          Total                                                                               10,985,327
                          Total Government Agencies                                                           21,517,423
                          Mortgage Backed Securities--28.2%
                          (1) Federal Home Loan Mortgage Corporation 15 Year--4.4%
        3,145,045         4.500%, 4/1/2014                                                                     3,159,795
                          (1) Federal Home Loan Mortgage Corporation 30 Year--1.5%
          80,695          6.000%, 11/1/2006                                                                     81,602
         805,127          6.000%, 7/1/2034                                                                      827,517
          93,434          8.750%, 2/1/2017                                                                      101,114
          4,384           9.000%, 6/1/2016                                                                       4,755
           118            9.000%, 9/1/2016                                                                        128
           671            9.000%, 10/1/2016                                                                       728
          6,430           9.000%, 1/1/2017                                                                       6,973
          11,482          9.500%, 10/1/2019                                                                     12,767
          31,798          10.000%, 5/1/2014                                                                     34,689
          15,050          10.000%, 6/1/2018                                                                     16,536
                          Total                                                                                1,086,809
                          (1) Federal National Mortgage Association 15 Year--8.5%
        2,000,000         TBA , 5.000%, 15 Year, June                                                          2,022,500
        4,000,000         TBA , 5.500%, 15 Year, June                                                          4,106,240
          48,758          7.000%, 8/1/2012                                                                      51,127
                          Total                                                                                6,179,867
                          Federal National Mortgage Association  20 Year--1.3%
         923,856          6.000%, 4/1/2023                                                                      955,036
                          (1) Federal National Mortgage Association 30 Year--5.1%
        3,000,000         TBA , 5.000%, 30 Year, June                                                          2,996,250
         188,181          5.000%, 4/1/2009                                                                      189,709
          60,773          6.500%, 1/1/2008                                                                      62,338
         160,051          7.000%, 12/1/2031                                                                     168,904
         213,365          7.500%, 7/1/2031                                                                      227,434
          16,567          9.500%, 8/1/2020                                                                      18,192
                          Total                                                                                3,662,827
                          (1) Government National Mortgage Association 15 Year--2.0%
         559,602          6.000%, 3/20/2017                                                                     583,995
          77,314          6.500%, 2/15/2017                                                                     81,167
         698,259          7.000%, 12/15/2008                                                                    723,683
          7,172           7.000%, 11/15/2009                                                                     7,434
          47,247          7.000%, 9/15/2010                                                                     49,188
                          Total                                                                                1,445,467
                          Government National Mortgage Association 30 Year--5.4%
        1,755,245         5.500%, 7/15/2034                                                                    1,793,650
         123,839          6.500%, 4/15/2029                                                                     129,992
         302,594          7.000%, 9/15/2023                                                                     321,884
         285,466          7.000%, 6/20/2030                                                                     301,792
         132,276          7.000%, 2/15/2032                                                                     140,172
         159,071          7.000%, 3/15/2032                                                                     168,517
          53,451          7.500%, 10/15/2022                                                                    57,577
          70,511          7.500%, 3/15/2026                                                                     75,690
         114,372          7.500%, 9/15/2026                                                                     122,664
          60,754          7.500%, 11/20/2029                                                                    64,892
          78,160          7.500%, 12/20/2029                                                                    83,485
          56,365          7.500%, 12/20/2030                                                                    60,187
          77,201          8.000%, 1/15/2022                                                                     84,210
          76,345          8.000%, 4/15/2022                                                                     83,204
          67,519          8.000%, 8/15/2022                                                                     73,585
          19,823          8.000%, 11/15/2022                                                                    21,573
          59,300          8.000%, 10/15/2029                                                                    64,350
          42,341          8.000%, 1/20/2030                                                                     45,788
          47,862          8.000%, 2/20/2030                                                                     51,758
          61,333          8.000%, 3/20/2030                                                                     66,327
          15,408          8.500%, 2/20/2025                                                                     16,753
          23,816          9.000%, 2/15/2020                                                                     26,127
          19,360          9.500%, 6/15/2020                                                                     21,422
                          Total                                                                                3,875,599
                          Total Mortgage Backed Securities                                                    20,365,400
                          U.S. Treasury--23.0%
                          Treasury Inflation-Indexed Note--4.4%
        2,990,500         3.625%, 1/15/2008                                                                    3,189,548
                          U.S. Treasury Bonds--7.2%
        1,500,000         7.250%, 5/15/2016                                                                    1,910,625
        1,000,000         7.250%, 8/15/2022                                                                    1,347,810
         500,000          7.875%, 2/15/2021                                                                     701,640
         300,000          8.500%, 2/15/2020                                                                     436,923
         500,000          8.750%, 5/15/2020                                                                     744,530
                          Total                                                                                5,141,528
                          U.S. Treasury Notes--11.4%
        4,500,000         5.625%, 2/15/2006                                                                    4,578,390
        1,000,000         6.125%, 8/15/2007                                                                    1,053,130
        1,500,000         6.250%, 2/15/2007                                                                    1,567,965
        1,000,000         7.000%, 7/15/2006                                                                    1,039,060
                          Total                                                                                8,238,545
                          Total U.S. Treasury                                                                 16,569,621
                          total Long-term obligations (IDENTIFIED COST $67,793,228)                           69,531,149
                          Mutual Fund--0.6%
         455,000          Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)           455,000
                          Repurchase Agreement--4.2%
  $     3,000,000         Repurchase agreement with Goldman Sachs, 2.870%, dated 5/31/2005, to be repurchased at $3,000,239 on 6/1/2005, collateralized by an U.S. Treasury
                          Obligation with a maturity of 2/15/2029, collateral market value
                          $3,062,194 (at amortized cost)                                                       3,000,000
                          Total Investments--101.1%
                          (IDENTIFIED COST $71,248,228)(2)                                                    72,986,149
                          Other assets and liabilities--net--(1.1)%                                              (762,908)
                          Total Net assets--100%                                                          $    72,223,241

(1)        Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2)        The cost of investments for federal tax purposes amounts to $71,825,098.  The net unrealized appreciation of investments  for federal tax purposes amounts to $1,161,051. This consists of net unrealized appreciation from investments for those securitities having an excess of value over cost of
           $1,735,494 and net unrealized deprecation from investments for those securities having an excess of cost over value of $574,443.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:
FHLB              --Federal Home Loan Bank
FHLMC             --Federal Home Loan Mortgage Corporation
FNMA              --Federal National Mortgage Association
TBA               --To Be Announced

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



Hibernia U.S. Treasury Money Market Fund
Portfolio of Investments
May 31, 2005 (unaudited)

        Principal
         Amount
        or Shares                                                                                                 Value
                     (1)   U.S. Treasury --58.1% U.S. Treasury Bills--58.1%
  $     5,000,000          2.525% - 2.621%, 6/16/2005                                                    $      4,994,581
       12,000,000          2.581% - 2.715%, 7/7/2005                                                           11,967,956
        3,000,000          2.630% - 2.735%, 6/23/2005                                                           2,995,050
       11,000,000          2.700% - 2.827%, 7/21/2005                                                          10,957,554
        9,500,000          2.742% - 2.775%, 7/28/2005                                                           9,458,390
       10,000,000          2.755%, 7/14/2005                                                                    9,967,093
       13,500,000          2.830%, 8/4/2005                                                                    13,431,960
        5,000,000          2.834%, 8/18/2005                                                                    4,969,298
        6,500,000          2.860%, 8/25/2005                                                                    6,456,107
       11,000,000          2.890%, 8/11/2005                                                                   10,937,303
       10,000,000          2.890%, 9/1/2005                                                                     9,926,145
        1,000,000          2.961%, 10/6/2005                                                                     989,554
                           Total U.S. Treasury                                                                 97,050,991
                           Mutual Fund--1.2%
        2,040,000          Fidelity Institutional Cash Treasury Money Market Fund                               2,040,000
                           Repurchase Agreements--40.8%
  $    36,000,000          Repurchase agreement with Goldman Sachs Co. , 2.870%, dated 5/31/2005, to be repurchased at $32,002,870 on 6/1/2005, collateralized by a U.S.
                           Treasury Obligation with maturity of 2/15/2029, collateral market value
                           $36,723,600                                                                         36,000,000
       32,033,000          Repurchase agreement with Morgan Stanley Inc., 2.900%, dated 5/31/2005, to be repurchased at $32,035,580 on 6/1/2005, collateralized by a U.S.
                           Treasury Obligations with maturity of 12/31/2006, collateral market value
                           $32,678,519                                                                         32,033,000
                           Total Repurchase Agreements                                                         68,033,000
                           Total investments --- 100.1% (2)
                           (AT AMORTIZED COST)                                                                 167,123,991
                           other assets and liabilities --- net --- (0.1)%                                      (209,597)
                           Total net assets --- 100%                                                     $     166,914,394

(1) These issues show the rate of discount at time of purchase. (2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005. Investment Valuation The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Hibernia Funds

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ Charles L. Davis
                  Charles L. Davis, Jr., Principal Executive Officer



Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005